Operating Segments	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
OPERATING SEGMENTS
31	OPERATING SEGMENTS

Services from which reportable segments derive their revenues reported to the Group’s chief operating decision maker (CODM) for the purposes of resource allocation and assessment of segment performance focuses on the types of services provided. Management has chosen to organise the Group around differences in services. No operating segments have been aggregated in arriving at the reportable segments of the Group.

Segment revenues and results

	Revenue			Net profit
	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	RM	RM	RM

Business strategy consultancy	27,308,368	17,681,457	67,252,153	11,425,338	4,695,816	21,908,118
Technology development, solutions and consultancy	19,425,038	17,505,200	20,525,915	15,737,127	8,450,724	9,918,688
Interest income	-	-	1,897,005	-	-	1,036,516
Others	741,636	383,225	1,123,071	325,679	744,482	335,203
Total	47,475,042	35,569,882	90,798,144	27,488,144	13,891,022	33,198,525
Other gains and losses				(324,944)	(115,972)	(517,819)
Interest income				1,571	49	7,323
Finance cost				(106,473)	(51,104)	(92,587)
Profit before income tax				27,058,298	13,723,995	32,595,442
Income tax (expense)/credit				(7,120,480)	6,590,981	619,698
Profit for the year				19,937,818	20,314,976	33,215,140

Revenue reported above represents revenue generated from external customers, there were no inter-segment sales in 2021, 2022 and 2023.

The accounting policies of the reportable segments are the same as the Group’s accounting policies described in Note 2. Segment profit represents the profit earned by each segment without allocation of central administration costs, finance income, finance cost and income tax expense. This is the measure reported to the chief operating decision maker for the purposes of resource allocation and assessment of segment performance.

Segment assets

	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM

Business strategy consultancy	2,586,832	19,043,436	56,519,511
Technology development, solutions and consultancy	3,606,903	1,175,112	15,496,175
Interest income	-	-	38,007,733
Investments and others	37,251,225	12,962,743	8,024,218
	43,444,960	33,181,291	118,047,637
Unallocated assets	669,843	8,642,813	-
Consolidated total assets	44,114,803	41,824,104	118,047,637

No geographical segment information presented as Group’s operations are conducted predominantly in Malaysia.